Apr. 05, 2017
Hatteras Alpha Hedged Strategies Fund
Hatteras Alpha Hedged Strategies Fund
Hatteras Alpha Hedged Strategies Fund

April 5, 2017

Supplement to the
 Summary Prospectus dated July 1, 2016

and the

Prospectus dated April 29, 2016, as previously supplemented

Effective immediately, the fourth paragraph of the section “Principal Investment Strategies” on page 3 of the Summary Prospectus and page 4 of the Prospectus is deleted and replaced with the following:

The principal strategies to be employed by the Underlying Funds are as follows:

•
Long/Short Equity - This strategy employs long and short trading in (i) common stock and preferred stock of U.S. and foreign issuers, (ii) shares of ETFs that principally invest in such securities, or (iii) options on such securities, ETFs, or broad-based market indices to attempt to outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.

•
Long/Short Debt - This strategy employs long and short trading in certain debt and fixed income securities, asset-backed and mortgage-backed securities, and derivative instruments (including swaps, futures, and options) to take advantage of perceived discrepancies in market prices and attempts to maximize long-term total return.

•
Event Driven - This strategy is designed to invest in the publicly-traded common and preferred stock of companies that will be impacted by a corporate event and invest in derivative instruments to generate returns and achieve capital appreciation.

•
Managed Futures – This strategy is designed to invest in derivative instruments that gain exposure to and capture trends in the U.S. and non-U.S. equity, fixed income, currency, and commodities markets.

Additionally, with respect to the Fund, the following risks are added to the “Principal Risks of Investing in the Fund” section on pages 4-7 of the Summary Prospectus and on pages 5-8 of the Prospectus; and the “Additional Information About Each Fund’s Principal Investment Risks” section on pages 55-60 of the Prospectus:

•
FLEX Options Risks: The Underlying Funds may utilize FLEX Options issued and guaranteed for settlement by the OCC. An Underlying Fund and as a result, the Fund, bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, an Underlying Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by an Underlying Fund that can act as a partial hedge.

•	Management Risks: The Fund’s success will depend on the skill and acumen of the Underlying Funds’ portfolio management personnel.

•
Valuation Risks: The sales price an Underlying Fund could receive for any particular portfolio investment may differ from its valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an Underlying Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Underlying Fund had not fair-valued the security or had used a different valuation methodology. An Underlying Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Please retain this Supplement with your Summary Prospectus and Prospectus.